IFRS 7 - Disclosure - Credit Risk - Summary of Industry-wide Breakdown of Business and Government Exposure (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 849,023	$ 756,150
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,270	6,550
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	419,467	351,600
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	241,776	182,169
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	55,042	52,924
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	211,341	169,652
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	86,997	77,696
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,908	26,574
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	419,467	351,600
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,478	7,544
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	187,115	140,284
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,642	9,142
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,001	11,000
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,313	5,898
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,516	6,024
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	42,698	38,358
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,964	8,575
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	22,389	21,813
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,686	5,326
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,363	1,324
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,103	1,751
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,335	2,234
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	720	801
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,213	8,877
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,517	15,747
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,453	4,541
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	70,961	$ 62,361
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	241,776
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,429
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	76,190
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,338
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,211
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,926
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,598
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	31,185
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,052
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,894
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,290
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	726
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,081
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	627
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	551
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,546
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,470
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,849
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	62,813
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	55,042
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	49
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,161
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,837
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,748
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,618
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,556
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,383
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,613
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,721
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,564
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	409
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	940
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	941
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	111
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,158
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,336
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,097
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,800
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,744
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,053
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	66
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	606
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	86,997
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	78,717
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	227
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	615
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	389
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	198
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,120
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	864
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	654
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	176
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	46
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	418
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	269
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,375
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	127
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	780
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,908
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,994
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	240
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	413
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	380
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	164
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	944
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	279
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,910
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	178
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	52
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	36
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	349
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	56
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,240
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,336
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	375
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,962